Supplement to the
Fidelity® Municipal Income 2017 Fund
Class A and Class I
August 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AM17-SUM-16-01 1.9880480.100	December 1, 2016

Supplement to the
Fidelity® Municipal Income 2017 Fund
August 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

M17-SUM-16-01 1.9880483.100	December 1, 2016